Lease Arrangements (Details) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2022 USD ($) item	Jun. 30, 2026 USD ($) item	Dec. 31, 2025 USD ($)
Lease Arrangements
Number of vessels , generated revenue results | item		75
Number of charter vessels | item	15
Amount of charter hire prepayment received	$ 238,900
Current portion of unearned revenue		$ 30,351	$ 36,625
Non-current portion of unearned revenue			2,618
Future minimum payments, expected to be received
2026 (remaining)		506,546
2027		967,838
2028		857,583
2029		681,556
2030		493,088
2031 and thereafter		801,033
Total future rentals		$ 4,307,644
Time Charter Agreements
Lease Arrangements
Operating lease term of contract one		3 years
Operating lease term of contract two		5 years
Operating lease term of contract three		7 years
Operating lease term of contract four		10 years
Number of vessels under construction contracted with charter agreements | item		23
Number of container vessels under construction | item		29
Lessor, Operating Lease, Existence of Option to Extend [true false]		true
Minimum term of the option to extend timer charter agreement		1 year
Maximum term of the option to extend timer charter agreement		4 years
Current portion of unearned revenue		$ 11,200	20,300
Non-current portion of unearned revenue		$ 0	$ 2,600